Revenue, Other Income And Other Gain - Disclosure of Revenue Recognition from Performance Obligation (Detail) - HKD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Revenue Recognition from Performance Obligation [Line Items]
Asset management	$ 630,962	$ 46,640,036
Capital market solutions [Member]
Disclosure of Revenue Recognition from Performance Obligation [Line Items]
Asset management	$ 630,962	$ 46,640,036